TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 11:-      TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates:

Taxable income of the Company is subject to the Israeli corporate tax at the rate as follows: 2013 - 25%, 2014 and 2015- 26.5%. On January 5, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduces the standard corporate income tax rate from 26.5% to 25%. In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years. The minimum qualifying investment required for setting up a plant is NIS 300,000.

As for plant expansions, the minimum qualifying investment is the higher of NIS 300,000 and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets.

The Company was eligible under the terms of minimum qualifying investment and elected 2008 as its "year of election".

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Investment Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Investment Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Investment Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun However, the benefit period is expected to end on December 31, 2019.

The above benefits are contingent upon the fulfillment of the conditions stipulated by the Investment Law, regulations published there-under and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. Management believes that the Company is meeting the aforementioned conditions.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment") was enacted. The Amendment prescribes, among others, amendments to the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The Amendment became effective as of January 1, 2011. According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income under its status as a preferred company with a preferred enterprise. Commencing from the 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates, as detailed below.

As of December 31, 2016, the Company chose not to adopt this amendment, but may elect to do so in the future. Vexigo chose to adopt this amendment and believes it is entitled to benefit from a reduced corporate tax rate under the Israeli privileged enterprise program.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which includes Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment") was enacted. According to the Amendment, the tax rate on preferred income from a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%). As for changes in tax rates resulting from the enactment of Amendment 73 to the Law, see below.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to rules that are to be issued by the Minister of Finance by March 31, 2017.

The new tax track under the Amendment, which may be relevant to the Company is as follows:

Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

Any dividends distributed to "foreign companies", as defined in the Law, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

Since as of December 31, 2016 definitive criteria to determine the tax benefits had not yet been established, it cannot be concluded that the legislation in respect of technological enterprises had been enacted or substantively enacted as of that date. Accordingly, the above changes in the tax rates relating to technological enterprises were not taken into account in the computation of deferred taxes as of December 31, 2016.

3.	The Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file a consolidated income tax report under certain conditions.

4.	Tax Benefits for Research and Development:

Israeli tax law permits, under some conditions, a tax deduction for expenditures in the year incurred, including capital expenditures, in scientific research and development projects. The deduction is permitted if, among other things, the expenditures are approved by the relevant government ministry and the research and development is for the promotion of the enterprise and is carried out by, or on behalf of, a company seeking the deduction.

The IIA has approved some of the Company's research and development programs and the Company has been able to deduct, for tax purposes, a portion of its research and development expenses net of the grants received. Other research and development expenses that are not approved may be deducted for tax purposes in three equal installments during a three-year period.

5.	Tax assessments:

The Company and Vexigo have received final tax assessments through the 2012 and 2011 tax year.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	Net operating loss carry-forwards:

As of December 31, 2016, the Company and its subsidiaries in Hong Kong, U.S. and Vexigo (Israel) had an estimated total amount of available carry-forward tax losses of approximately $ 20,791, $ 452, $ 648, and $ 407, respectively, to offset against future taxable profits. The operating tax loss carry-forwards in Israel may be offset indefinitely against operating income. In addition, as of December 31, 2016, the Company had capital losses in the amount of approximately $ 459 that can be carried forward indefinitely.

MTS IntegraTRAK is subject to U.S. income taxes. Total net operating loss carry-forwards of approximately $ 648 as of December 31, 2016, will expire in the years 2021 to 2028. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. Such annual limitation may result in the expiration of net operating losses before utilization.

d.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2015
Deferred tax asset (liability):

Tax loss carry-forwards	$5,492	$5,593
Allowances for doubtful accounts and accruals for employee benefits	111	103
Intangible assets	67	81
Depreciation, accruals for interest and other	808	746

Deferred tax asset before valuation allowance	6,478	6,523
Goodwill and deferred tax	(989)	(834)
Valuation allowance	(5,323)	(6,369)

Deferred tax liability, net	$(166)	$(680)

The Company and certain of its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carry-forwards and other temporary differences, since they have a history of losses incurred over the past years. Management currently believes that it is more likely than not that part of the deferred tax relating to the loss carry-forwards in the Company and its subsidiaries and other temporary differences will not be realized in the foreseeable future.

e.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2016	2015	2014

Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(5,701)	$(4,722)	$(1,636)

Tax rates	25%	26.5%	26.5%

Theoretical tax benefit	$(1,425)	$(1,251)	$(434)

Decrease in taxes resulting from:

Non – deductible expenses	1,175	1,255	156
Loss and timing differences for which no deferred tax was provided	(334)	209	297
Tax adjustment in respect of different tax rate of subsidiaries	75	(49)	34
Changes in provision for uncertain tax positions	2	30	1

Taxes on income, net, as reported in the statements of operations	$(507)	$194	$54

f.	Loss before income taxes is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Domestic	$(5,743)	$(4,855)	$(1,785)
Foreign	42	133	149

	$(5,701)	$(4,722)	$(1,636)

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current taxes	$7	$153	$29
Deferred taxes	(514)	41	25

	$(507)	$194	$54

Foreign	$63	$57	$45
Domestic	$(570)	$137	$9
	$(507)	$194	$54

h.	As of December 31, 2016, the Company recorded a liability for unrecognized tax benefits of $135. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	December 31,
	2016	2015

Balance as of beginning of the year	$132	$102
Additions based on tax positions taken during the current period	3	30

Balance at the end of the year	$135	$132